Note 6 - Derivative Financial Instruments - Net Fair Value of Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Current portion of derivative assets	Current portion of derivative assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Current portion of derivative liability	Current portion of derivative liability
Hot-rolled Coil Future Contracts [Member] | Not Designated as Hedging Instrument [Member] | Short [Member]
Derivative assets	$ 636	$ 74
Derivative liabilities	$ 287	$ 1,686